UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments

Common Stocks — 95.2%

Security	Shares	Value

Argentina — 5.2%
Adecoagro SA(1)	39,100	$430,100
Banco Macro SA, Class B ADR	13,050	994,801
BBVA Banco Frances SA ADR	18,871	370,438
Cresud SA ADR(1)	15,748	275,590
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	12,034	308,913
Grupo Clarin SA GDR(2)	15,100	377,500
Grupo Financiero Galicia SA, Class B ADR	32,402	1,008,998
IRSA Inversiones y Representaciones SA ADR(1)	11,276	211,312
Pampa Energia SA ADR(1)	22,230	757,376
Petrobras Argentina SA ADR(1)	25,926	172,149
Telecom Argentina SA ADR	33,384	628,287
Transportadora de Gas del Sur SA ADR	39,857	288,963
YPF SA ADR	32,900	584,304

		$6,408,731

Canada — 0.5%
Turquoise Hill Resources, Ltd.(1)	187,000	$579,700

		$579,700

China — 15.3%
58.com, Inc. ADR(1)	1,316	$55,075
AAC Technologies Holdings, Inc.	17,500	166,739
Agricultural Bank of China, Ltd., Class H	512,000	215,384
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,795,235
Alibaba Pictures Group, Ltd.(1)	230,000	45,274
Anhui Conch Cement Co., Ltd., Class H	24,000	66,334
ANTA Sports Products, Ltd.	17,000	49,025
Baidu, Inc. ADR(1)	4,880	863,077
Bank of China, Ltd., Class H	1,633,000	731,778
Bank of Communications, Ltd., Class H	209,000	158,855
Beijing Enterprises Holdings, Ltd.	11,500	57,475
Beijing Enterprises Water Group, Ltd.	98,000	70,888
Belle International Holdings, Ltd.	85,000	51,330
Brilliance China Automotive Holdings, Ltd.	56,000	66,612
BYD Co., Ltd., Class H(1)	14,500	95,459
CGN Power Co., Ltd., Class H(4)	155,000	45,252
China Cinda Asset Management Co., Ltd., Class H	147,000	52,810
China CITIC Bank Corp., Ltd., Class H	204,000	131,566
China Communications Construction Co., Ltd., Class H	119,000	130,668
China Conch Venture Holdings, Ltd.	23,500	43,870
China Construction Bank Corp., Class H	1,686,000	1,231,196
China Everbright, Ltd.	24,000	46,933
China Galaxy Securities Co., Ltd., Class H	59,500	56,488

Security	Shares	Value

China (continued)
China Gas Holdings, Ltd.	42,000	$63,929
China Huishan Dairy Holdings Co., Ltd.	111,000	41,201
China Life Insurance Co., Ltd., Class H	153,000	378,787
China Mengniu Dairy Co., Ltd.	69,000	130,342
China Merchants Bank Co., Ltd., Class H	102,500	249,254
China Merchants Port Holdings Co., Ltd.	22,000	56,879
China Minsheng Banking Corp., Ltd., Class H	144,500	164,414
China Mobile, Ltd.	124,000	1,420,593
China Overseas Land & Investment, Ltd.	88,000	270,150
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	214,160
China Petroleum & Chemical Corp., Class H	566,000	409,332
China Railway Construction Corp., Ltd., Class H	46,500	58,126
China Railway Group, Ltd., Class H	86,000	66,293
China Resources Gas Group, Ltd.	20,000	62,711
China Resources Land, Ltd.	65,777	163,359
China Resources Power Holdings Co., Ltd.	34,000	57,608
China Shenhua Energy Co., Ltd., Class H	88,500	183,480
China State Construction International Holdings, Ltd.	42,000	61,272
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	82,376
China Telecom Corp., Ltd., Class H	322,000	166,011
China Unicom (Hong Kong), Ltd.	138,000	162,014
China Vanke Co., Ltd., Class H	26,700	69,689
CITIC Securities Co., Ltd., Class H	39,500	87,357
CITIC, Ltd.	101,000	144,932
CNOOC, Ltd.	398,000	500,793
CRRC Corp., Ltd., Class H	79,750	72,208
CSPC Pharmaceutical Group, Ltd.	84,000	86,975
Ctrip.com International, Ltd. ADR(1)	5,100	225,165
Dongfeng Motor Group Co., Ltd., Class H	54,000	56,283
ENN Energy Holdings, Ltd.	14,000	65,819
Fang Holdings, Ltd. ADR(1)	5,969	19,877
Geely Automobile Holdings, Ltd.	115,000	118,330
GF Securities Co., Ltd., Class H	24,600	54,655
Great Wall Motor Co., Ltd., Class H	53,500	52,213
Guangdong Investment, Ltd.	48,000	72,371
Haier Electronics Group Co., Ltd.	17,000	27,400
Haitong Securities Co., Ltd., Class H	60,000	106,155
Hanergy Thin Film Power Group, Ltd.(1)(5)	302,000	0
Hengan International Group Co., Ltd.	17,000	135,060
Huaneng Power International, Inc., Class H	68,000	41,798
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	891,956
JD.com, Inc. ADR(1)	6,024	156,323
Kunlun Energy Co., Ltd.	66,000	49,729
Lenovo Group, Ltd.	160,000	102,493
NetEase, Inc. ADR	1,381	354,903
New China Life Insurance Co., Ltd., Class H	16,000	69,088

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	$119,009
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	51,256
PetroChina Co., Ltd., Class H	478,000	327,064
PICC Property & Casualty Co., Ltd., Class H	92,000	148,497
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	573,723
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	3,400	1,173
Qunar Cayman Islands, Ltd. ADR(1)	977	28,890
Semiconductor Manufacturing International Corp.(1)	478,000	57,890
Shanghai Electric Group Co., Ltd., Class H(1)	14,000	6,464
Shenzhou International Group Holdings, Ltd.	12,000	79,483
Shimao Property Holdings, Ltd.	30,500	40,683
Sino Biopharmaceutical, Ltd.	90,000	62,906
Sinopharm Group Co., Ltd., Class H	22,400	108,774
TAL Education Group ADR(1)	758	61,732
Tencent Holdings, Ltd.	105,200	2,788,044
Tingyi (Cayman Islands) Holding Corp.	34,000	36,652
Vipshop Holdings, Ltd. ADR(1)	6,998	95,663
Want Want China Holdings, Ltd.	103,000	62,703
YY, Inc. ADR(1)	536	25,766
Zhuzhou CRRC Times Electric Co., Ltd.	11,000	53,189

		$18,980,747

Croatia — 1.7%
Adris Grupa DD, PFC Shares	6,900	$456,312
Atlantic Grupa DD	1,200	152,175
Ericsson Nikola Tesla DD	700	118,030
Hrvatski Telekom DD	29,152	694,710
Koncar-Elektroindustrija DD	1,200	119,546
Ledo DD	160	265,146
Podravka Prehrambena Industrija DD	5,700	304,361

		$2,110,280

Cyprus — 0.5%
Bank of Cyprus PCL(1)	4,150,000	$615,179

		$615,179

Georgia — 2.5%
BGEO Group PLC	46,500	$1,680,101
TBC Bank Group PLC(1)	91,600	1,445,207

		$3,125,308

Iceland — 4.2%
Eimskipafelag Islands HF	407,000	$1,150,830
Hagar HF	2,036,000	939,915

Security	Shares	Value

Iceland (continued)
HB Grandi HF	1,649,000	$395,268
Icelandair Group HF	1,860,000	399,609
Marel HF	397,000	863,503
Reginn HF(1)	1,637,000	357,513
Reitir Fasteignafelag HF	1,043,000	845,400
Siminn HF(1)	9,776,000	272,520

		$5,224,558

India — 9.0%
Adani Ports and Special Economic Zone, Ltd.	32,002	$145,988
Adani Power, Ltd.(1)	9,483	3,878
Ambuja Cements, Ltd.	25,300	90,815
Asian Paints, Ltd.	10,600	170,795
Aurobindo Pharma, Ltd.	10,300	126,352
Axis Bank, Ltd.	57,000	416,188
Bajaj Auto, Ltd.	3,200	135,747
Bajaj Finance, Ltd.	6,500	105,146
Bharat Petroleum Corp., Ltd.	10,600	106,345
Bharti Airtel, Ltd.	37,200	177,649
Bharti Infratel, Ltd.	22,419	116,536
Bosch, Ltd.	285	93,674
Cipla, Ltd.	13,700	118,518
Coal India, Ltd.	37,372	181,953
Dabur India, Ltd.	21,900	95,663
Dr. Reddy’s Laboratories, Ltd.	4,300	213,168
Eicher Motors, Ltd.	500	179,411
GAIL (India), Ltd.	13,600	87,870
Godrej Consumer Products, Ltd.	4,800	114,978
HCL Technologies, Ltd.	20,100	231,008
Hero MotoCorp, Ltd.	2,100	105,408
Hindalco Industries, Ltd.	45,900	102,989
Hindustan Unilever, Ltd.	22,800	286,688
Housing Development Finance Corp., Ltd.	49,800	1,028,093
ICICI Bank, Ltd.	41,000	170,414
Indiabulls Housing Finance, Ltd.	11,300	143,443
Infosys, Ltd.	61,100	916,316
ITC, Ltd.	115,750	418,768
JSW Steel, Ltd.	3,600	89,146
Larsen & Toubro, Ltd.	11,300	249,588
LIC Housing Finance, Ltd.	12,100	106,737
Lupin, Ltd.	8,100	184,439
Mahindra & Mahindra, Ltd.	13,200	259,850
Maruti Suzuki India, Ltd.	3,700	327,297
Motherson Sumi Systems, Ltd.	18,100	89,933
Nestle India, Ltd.	1,000	103,860

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Oil & Natural Gas Corp., Ltd.	32,800	$141,793
Piramal Enterprises, Ltd.	3,300	89,252
Reliance Industries, Ltd.	43,500	683,528
Shree Cement, Ltd.	360	91,028
Shriram Transport Finance Co., Ltd.	6,100	99,571
State Bank of India	56,000	215,821
Sun Pharmaceutical Industries, Ltd.	33,247	372,934
Tata Consultancy Services, Ltd.	16,000	572,723
Tata Motors, Ltd.	54,100	430,113
Tata Motors, Ltd., Class A	16,400	85,064
UltraTech Cement, Ltd.	1,500	89,194
UPL, Ltd.	13,600	141,542
Vedanta, Ltd.	41,000	124,420
Wipro, Ltd.	23,135	161,264
Yes Bank, Ltd.	11,200	212,035
Zee Entertainment Enterprises, Ltd.	21,600	167,591

		$11,172,524

Indonesia — 5.3%
Astra International Tbk PT	1,263,900	$797,404
Bank Central Asia Tbk PT	744,200	884,813
Bank Mandiri Tbk PT	592,100	521,551
Bank Negara Indonesia Persero Tbk PT	515,100	219,903
Bank Rakyat Indonesia Tbk PT	688,000	642,433
Charoen Pokphand Indonesia Tbk PT	516,800	146,258
Gudang Garam Tbk PT	27,300	142,042
Hanjaya Mandala Sampoerna Tbk PT	642,100	194,389
Indocement Tunggal Prakarsa Tbk PT	107,300	135,103
Indofood CBP Sukses Makmur Tbk PT	177,600	127,929
Indofood Sukses Makmur Tbk PT	305,000	198,304
Kalbe Farma Tbk PT	1,471,900	196,132
Lippo Karawaci Tbk PT	1,478,100	102,244
Matahari Department Store Tbk PT	156,200	215,409
Perusahaan Gas Negara Persero Tbk PT	785,700	153,902
Semen Indonesia Persero Tbk PT	212,500	160,174
Summarecon Agung Tbk PT	802,100	101,322
Surya Citra Media Tbk PT	439,800	89,319
Telekomunikasi Indonesia Tbk PT	3,009,400	971,656
Unilever Indonesia Tbk PT	97,200	331,235
United Tractors Tbk PT	121,000	200,162

		$6,531,684

Kazakhstan — 2.9%
Central Asia Metals PLC	176,600	$407,101
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)	167,650	1,114,941

Security	Shares	Value

Kazakhstan (continued)
KAZ Minerals PLC(1)	185,025	$646,287
KazMunaiGas Exploration Production GDR, London Shares(1)(2)	101,909	769,518
KazMunaiGas Exploration Production GDR, New York Shares(1)(2)	30,100	227,255
Kcell JSC GDR(2)	113,842	404,051

		$3,569,153

Kenya — 2.8%
ARM Cement, Ltd.(1)	96,800	$24,330
Britam Holdings, Ltd.	254,700	25,824
Centum Investment Co., Ltd.	153,200	60,329
Co-operative Bank of Kenya, Ltd. (The)	1,499,533	188,100
East African Breweries, Ltd.	180,104	494,084
Equity Group Holdings, Ltd.	2,919,100	889,594
KCB Group, Ltd.	2,747,200	742,572
Kenya Airways, Ltd.(1)	383,378	25,720
Kenya Electricity Generating Co., Ltd.	1,912,575	110,287
Kenya Power & Lighting, Ltd.	313,400	28,492
NIC Bank, Ltd.	209,800	56,716
Safaricom, Ltd.	4,553,317	891,069

		$3,537,117

Mauritius — 1.9%
Alteo, Ltd.	52,987	$39,639
CIEL, Ltd.	430,500	73,295
CIM Financial Services, Ltd.	238,300	47,099
ENL Land, Ltd.	72,211	85,366
Gamma Civic, Ltd.	81,886	55,356
Harel Mallac & Co., Ltd.	31,500	63,299
IBL, Ltd.(1)	37,656	31,424
LUX Island Resorts, Ltd.	62,400	103,238
MCB Group, Ltd.	138,908	825,812
New Mauritius Hotels, Ltd.	305,790	162,996
New Mauritius Hotels, Ltd., PFC Shares	101,930	33,795
Omnicane, Ltd.	15,009	25,141
Phoenix Beverages, Ltd.	10,200	123,604
Rogers & Co., Ltd.	187,150	141,277
SBM Holdings, Ltd.	1,963,910	377,028
Sun, Ltd., Class A(1)	65,600	60,410
Terra Mauricia, Ltd.	90,156	74,956
Vivo Energy Mauritius, Ltd.	23,359	67,886

		$2,391,621

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Mexico — 3.4%
Alfa SAB de CV, Series A	86,400	$131,102
America Movil SAB de CV, Series L ADR	44,400	583,416
Cemex SAB de CV ADR(1)	40,112	348,172
Coca-Cola Femsa SAB de CV ADR	1,600	120,016
Fibra Uno Administracion SA de CV	78,200	148,820
Fomento Economico Mexicano SAB de CV ADR	5,200	497,484
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	106,293
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	700	111,300
Grupo Bimbo SAB de CV, Series A	50,300	135,617
Grupo Carso SAB de CV, Series A1	20,500	89,588
Grupo Financiero Banorte SAB de CV, Class O	72,000	424,739
Grupo Financiero Inbursa SAB de CV, Class O	75,000	122,216
Grupo Financiero Santander Mexico SAB de CV ADR	13,200	119,460
Grupo Mexico SAB de CV, Series B	111,800	274,457
Grupo Televisa SAB ADR	13,900	340,967
Industrias Penoles SAB de CV	4,500	108,863
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	109,470
Mexichem SAB de CV	38,100	91,052
Promotora y Operadora de Infraestructura SAB de CV	8,500	94,822
Wal-Mart de Mexico SAB de CV, Series V	149,500	316,227

		$4,274,081

Norway — 0.1%
Telenor ASA	9,700	$154,277

		$154,277

Pakistan — 5.5%
Abbott Laboratories Pakistan, Ltd.	14,900	$114,029
Askari Bank, Ltd.	333,400	67,820
Bank AL Habib, Ltd.	607,400	266,511
Bank Alfalah, Ltd.	576,300	162,217
Dawood Hercules Corp., Ltd.	76,500	96,289
Engro Corp., Ltd.	150,700	398,950
Fatima Fertilizer Co., Ltd.	415,400	130,797
Fauji Cement Co., Ltd.	451,600	148,566
Fauji Fertilizer Bin Qasim, Ltd.	228,300	101,477
Fauji Fertilizer Co., Ltd.	373,400	372,194
Ferozsons Laboratories, Ltd.	11,500	84,560
Habib Bank, Ltd.	365,200	776,784
Habib Metropolitan Bank, Ltd.	269,300	76,199
Hub Power Co., Ltd.	283,500	289,415
IGI Insurance, Ltd.	36,000	69,031
Indus Motor Co., Ltd.	15,200	216,508
K-Electric, Ltd.(1)	1,167,800	103,681
Kohat Cement Co., Ltd.	36,300	81,710

Security	Shares	Value

Pakistan (continued)
Kot Addu Power Co., Ltd.	209,400	$147,869
Lucky Cement, Ltd.	102,400	657,021
Maple Leaf Cement Factory, Ltd.	135,500	117,759
MCB Bank, Ltd.	344,300	704,548
Millat Tractors, Ltd.	21,100	136,923
National Bank of Pakistan	394,900	270,287
Nishat Mills, Ltd.	114,100	150,700
Packages, Ltd.	23,600	154,412
Pak Elektron, Ltd.	139,300	87,790
Pak Suzuki Motor Co., Ltd.	18,600	91,004
Pakistan Telecommunication Co., Ltd.	448,400	70,356
Searle Co., Ltd. (The)	37,620	176,718
SUI Southern Gas Co., Ltd.(1)	209,600	77,359
United Bank, Ltd.	235,200	453,081

		$6,852,565

Peru — 2.2%
Cia de Minas Buenaventura SA ADR(1)	29,856	$396,786
Credicorp, Ltd.	10,609	1,577,346
Southern Copper Corp.	24,638	699,473

		$2,673,605

Philippines — 2.1%
Aboitiz Equity Ventures, Inc.	72,000	$115,909
Aboitiz Power Corp.	39,500	37,414
Alliance Global Group, Inc.	85,700	25,228
Ayala Corp.	10,270	177,057
Ayala Land, Inc.	291,600	218,114
Bank of the Philippine Islands	21,799	45,488
BDO Unibank, Inc.	63,210	147,213
Cebu Air, Inc.	25,000	54,234
Century Pacific Food, Inc.	162,000	55,889
Concepcion Industrial Corp.	7,760	9,943
D&L Industries, Inc.	277,000	62,756
DMCI Holdings, Inc.	110,400	28,467
DoubleDragon Properties Corp.(1)	31,000	35,674
East West Banking Corp.	140,000	55,238
EEI Corp.	308,000	45,752
Energy Development Corp.	250,600	30,520
Globe Telecom, Inc.	1,375	50,573
GT Capital Holdings, Inc.	3,100	83,783
JG Summit Holding, Inc.	119,690	187,510
Jollibee Foods Corp.	16,280	79,952
Megaworld Corp.	1,050,500	87,075
Metro Pacific Investments Corp.	973,800	145,011

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	55,903	$93,882
PLDT, Inc.	3,815	120,395
Robinsons Land Corp.	161,300	103,109
Security Bank Corp.	22,000	100,148
SM Investments Corp.	9,480	131,413
SM Prime Holdings, Inc.	324,100	179,965
Universal Robina Corp.	34,300	128,892

		$2,636,604

Qatar — 0.2%
Ooredoo QSC	9,600	$255,500

		$255,500

Serbia — 2.7%
Aerodrom Nikola Tesla AD Beograd	53,108	$537,737
Energoprojekt Holding AD Beograd(1)	62,500	753,117
Gosa Montaza AD Velika Plana	1,378	27,815
Komercijalna Banka AD Beograd(1)	39,650	584,848
Metalac AD(1)	9,400	121,768
NIS AD Novi Sad	216,465	1,266,922

		$3,292,207

Singapore — 1.5%
Yoma Strategic Holdings, Ltd.	4,295,333	$1,819,208

		$1,819,208

South Korea — 8.0%
AMOREPACIFIC Corp.	590	$184,846
AMOREPACIFIC Group	650	83,908
BNK Financial Group, Inc.	5,972	48,408
Celltrion, Inc.(1)	1,339	124,052
CJ CheilJedang Corp.	220	67,117
CJ Corp.	300	45,673
Coway Co., Ltd.	1,200	93,869
Dongbu Insurance Co., Ltd.	1,100	68,237
E-MART, Inc.	420	59,556
GS Holdings Corp.	1,100	48,937
Hana Financial Group, Inc.	6,400	183,054
Hankook Tire Co., Ltd.	1,500	72,032
Hanmi Pharmaceutical Co., Ltd.	112	35,363
Hanwha Chemical Corp.	2,200	51,798
Hotel Shilla Co., Ltd.	930	46,518
Hyosung Corp.	500	58,407
Hyundai Development Co.- Engineering & Construction	1,700	71,889

Security	Shares	Value

South Korea (continued)
Hyundai Engineering & Construction Co., Ltd.	1,750	$63,211
Hyundai Glovis Co., Ltd.	370	56,007
Hyundai Heavy Industries Co., Ltd.(1)	850	107,797
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	43,214
Hyundai Mobis Co., Ltd.	1,200	286,210
Hyundai Motor Co.	2,600	317,433
Hyundai Motor Co., PFC Shares	550	45,929
Hyundai Motor Co., Second PFC Shares	760	66,713
Hyundai Steel Co.	1,600	68,944
Industrial Bank of Korea	5,900	67,915
Kakao Corp.	600	40,008
Kangwon Land, Inc.	2,800	92,797
KB Financial Group, Inc.	6,750	249,863
KCC Corp.	120	42,366
Kia Motors Corp.	4,600	163,340
Korea Aerospace Industries, Ltd.	900	50,833
Korea Electric Power Corp.	4,500	194,673
Korea Zinc Co., Ltd.	199	79,017
KT&G Corp.	1,930	190,356
LG Chem, Ltd.	800	171,824
LG Corp.	2,000	106,952
LG Display Co., Ltd.	4,300	102,811
LG Electronics, Inc.	2,000	83,375
LG Household & Health Care, Ltd.	170	121,607
LG Uplus Corp.	5,400	55,654
Lotte Chemical Corp.	340	85,426
Lotte Shopping Co., Ltd.	270	53,872
Naver Corp.	490	366,601
NCsoft Corp.	330	76,233
ORION Corp.	70	43,689
POSCO	1,220	253,848
S-Oil Corp.	900	61,504
Samsung C&T Corp.	1,350	190,288
Samsung Electro-Mechanics Co., Ltd.	1,100	45,157
Samsung Electronics Co., Ltd.	1,830	2,617,500
Samsung Electronics Co., Ltd., PFC Shares	340	390,922
Samsung Fire & Marine Insurance Co., Ltd.	600	152,641
Samsung Life Insurance Co., Ltd.	1,450	139,925
Samsung SDI Co., Ltd.	1,100	90,537
Samsung SDS Co., Ltd.	550	74,167
Samsung Securities Co., Ltd.	1,400	42,106
Shinhan Financial Group Co., Ltd.	7,350	281,168
SK Holdings Co., Ltd.	632	123,291
SK Hynix, Inc.	10,000	357,666
SK Innovation Co., Ltd.	1,300	171,125
Woori Bank	7,000	76,287

		$9,906,466

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Taiwan — 6.3%
Advanced Semiconductor Engineering, Inc.	119,000	$139,823
Advantech Co., Ltd.	7,000	56,889
Asia Cement Corp.	52,000	45,336
Asustek Computer, Inc.	12,000	105,051
AU Optronics Corp.	156,000	59,252
Catcher Technology Co., Ltd.	12,000	93,935
Cathay Financial Holding Co., Ltd.	134,000	173,420
Chailease Holding Co., Ltd.	11,440	19,748
Chang Hwa Commercial Bank, Ltd.	115,381	58,954
Cheng Shin Rubber Industry Co., Ltd.	28,000	56,968
China Development Financial Holding Corp.	248,000	62,058
China Life Insurance Co., Ltd.	40,040	36,907
China Steel Corp.	210,000	151,676
Chunghwa Telecom Co., Ltd.	64,000	219,146
Compal Electronics, Inc.	95,000	56,489
CTBC Financial Holding Co., Ltd.	275,679	148,258
Delta Electronics, Inc.	33,680	177,311
E.Sun Financial Holding Co., Ltd.	138,406	78,601
Eclat Textile Co., Ltd.	3,068	34,764
Far Eastern New Century Corp.	59,700	46,192
Far EasTone Telecommunications Co., Ltd.	32,000	75,620
Feng TAY Enterprise Co., Ltd.	6,720	28,030
First Financial Holding Co., Ltd.	173,334	90,797
Formosa Chemicals & Fibre Corp.	59,000	175,171
Formosa Petrochemical Corp.	22,000	73,455
Formosa Plastics Corp.	70,000	189,165
Foxconn Technology Co., Ltd.	18,291	53,022
Fubon Financial Holding Co., Ltd.	112,000	158,470
Giant Manufacturing Co., Ltd.	6,000	42,440
Hermes Microvision, Inc.	1,000	44,083
Hon Hai Precision Industry Co., Ltd.	250,635	677,006
Hotai Motor Co., Ltd.	5,000	58,080
Hua Nan Financial Holdings Co., Ltd.	131,851	66,955
Innolux Corp.	180,000	60,593
Largan Precision Co., Ltd.	2,000	235,950
Lite-On Technology Corp.	25,250	36,198
MediaTek, Inc.	24,000	181,918
Mega Financial Holding Co., Ltd.	179,476	122,705
Nan Ya Plastics Corp.	85,000	176,522
Novatek Microelectronics Corp., Ltd.	6,000	22,465
Pegatron Corp.	30,000	80,783
Pou Chen Corp.	42,000	56,669
President Chain Store Corp.	10,000	74,716
Quanta Computer, Inc.	51,000	103,171
Shin Kong Financial Holding Co., Ltd.(1)	177,960	38,570
Shuang Bang Industrial Corp.	14,955	10,384

Security	Shares	Value

Taiwan (continued)
Siliconware Precision Industries Co., Ltd.	17,914	$27,096
SinoPac Financial Holdings Co., Ltd.	179,741	51,805
Synnex Technology International Corp.	32,550	34,681
Taishin Financial Holding Co., Ltd.	159,782	58,412
Taiwan Cement Corp.	67,000	80,251
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	64,106
Taiwan Mobile Co., Ltd.	31,000	108,464
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,382,537
Teco Electric & Machinery Co., Ltd.	24,000	21,277
Uni-President Enterprises Corp.	82,960	160,283
United Microelectronics Corp.	220,000	81,885
Yuanta Financial Holding Co., Ltd.	158,675	59,227

		$7,883,740

Thailand — 0.7%
Mega Lifesciences PCL(6)	450,300	$302,062
PTT Exploration & Production PCL(6)	53,050	125,514
TTCL PCL(6)	767,100	485,992

		$913,568

Vietnam — 10.7%
An Phu Irradiation JSC	75,510	$70,324
Bank for Foreign Trade of Vietnam JSC	554,600	893,415
Bao Viet Holdings	111,500	319,344
Century Synthetic Fiber Corp.	157,113	132,292
Danang Rubber JSC	67,496	106,979
Dien Quang JSC	67,100	221,918
FPT Corp.	92,491	180,162
Gemadept Corp.	61,050	74,355
HA TIEN 1 Cement JSC(1)	230,880	226,567
Ho Chi Minh City Infrastructure Investment JSC	262,900	335,396
Hoa Phat Group JSC	178,945	326,372
Hoa Sen Group	82,758	148,620
Hung Vuong Corp.(1)	233,760	113,046
Imexpharm Pharmaceutical JSC	22,770	63,299
KIDO Group Corp.	243,900	396,503
Kinh Bac City Development Share Holding Corp.(1)	268,100	208,869
Masan Group Corp.(1)	604,200	1,776,768
Nam Long Investment Corp.	110,000	106,995
PetroVietnam Drilling & Well Services JSC(1)	199,286	214,735
PetroVietnam Fertilizer & Chemical JSC	205,250	255,524
PetroVietnam Gas JSC	83,000	244,020
PetroVietnam Technical Services Corp.	294,900	252,904
Pha Lai Thermal Power JSC	186,000	124,876
Refrigeration Electrical Engineering Corp.	115,000	109,423

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	$138,656
Saigon Securities, Inc.	400,730	377,629
Saigon Thuong Tin Commercial JSB(1)	977,216	385,987
Son Ha International Corp.(1)	541,968	198,560
Tan Tao Investment & Industry JSC(1)	675,400	147,436
TNG Investment & Trading JSC(1)	225,609	151,424
Traphaco JSC	26,166	135,905
Truong Thanh Furniture Corp.(1)	341,800	122,871
Vietnam Construction and Import-Export JSC	251,400	181,340
Vietnam Dairy Products JSC	218,640	1,390,295
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	149,900	113,061
Vingroup JSC(1)	1,457,149	2,769,880
Vinh Hoan Corp.	98,180	241,095
Vinh Son - Song Hinh Hydropower JSC	101,700	69,237

		$13,326,082

Total Common Stocks (identified cost $116,182,206)		$118,234,505

Short-Term Investments — 1.2%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/17/16(7)	$1,000	$999,924

Total U.S. Treasury Obligations (identified cost $999,869)		$999,924

Other — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(8)	494,968	$495,068

Total Other (identified cost $495,009)		$495,068

Total Short-Term Investments (identified cost $1,494,878)		$1,494,992

Total Investments — 96.4% (identified cost $117,677,084)		$119,729,497

Other Assets, Less Liabilities — 3.6%		$4,438,665

Net Assets — 100.0%		$124,168,162

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $2,893,265 or 2.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $45,252 or less than 0.05% of the Portfolio’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.2%	$32,478,060
Information Technology	13.9	17,280,342
Consumer Staples	9.7	12,064,283
Industrials	8.0	9,971,922
Materials	7.8	9,714,544
Real Estate	6.5	8,114,971
Consumer Discretionary	6.5	8,031,799
Telecommunication Services	6.1	7,598,497
Energy	5.7	7,109,350
Utilities	2.7	3,275,299
Health Care	2.1	2,595,438
Short-Term Investments	1.2	1,494,992

Total Investments	96.4%	$119,729,497

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	5,757,000	USD	162,903	Standard Chartered Bank	11/10/16	$1,560	$—
THB	14,623,500	USD	416,743	Standard Chartered Bank	11/10/16	1,015	—
USD	992,740	THB	35,004,000	Standard Chartered Bank	11/10/16	—	(7,239)
USD	417,814	THB	14,623,500	Standard Chartered Bank	11/10/16	57	—
EUR	49,085	USD	53,505	JPMorgan Chase Bank, N.A.	11/16/16	408	—
EUR	16,718	USD	18,782	Standard Chartered Bank	11/16/16	—	(419)
EUR	20,082	USD	22,080	UBS AG	11/16/16	—	(23)
USD	96,228	EUR	86,039	JPMorgan Chase Bank, N.A.	11/16/16	1,726	—
USD	104,241	EUR	93,252	Standard Chartered Bank	11/16/16	1,817	—
USD	2,652,827	EUR	2,373,170	Standard Chartered Bank	11/16/16	46,231	—
USD	2,957,807	EUR	2,646,000	Standard Chartered Bank	11/16/16	51,545	—
USD	1,738,750	EUR	1,555,454	Standard Chartered Bank	11/16/16	30,301	—
USD	4,531,873	EUR	4,054,130	Standard Chartered Bank	11/16/16	78,977	—
USD	224,503	EUR	200,267	Standard Chartered Bank	11/16/16	4,537	—
USD	212,205	NOK	1,747,958	JPMorgan Chase Bank, N.A.	12/13/16	632	—
USD	1,622,484	SGD	2,217,400	Citibank, N.A.	12/13/16	28,220	—
CNH	122,081,000	USD	18,170,871	Bank of America, N.A.	1/11/17	—	(257,469)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(75,017)
USD	951,933	CNH	6,275,000	Citibank, N.A.	1/11/17	31,178	—
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(104,829)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(80,695)
USD	1,048,101	CNH	7,000,000	Standard Chartered Bank	1/11/17	20,965	—
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(204,838)
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	311,713	—

						$610,882	$(730,529)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	110	Long	Dec-16	$4,831,200	$4,969,250	$138,050

						$138,050

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
NOK	–	Norwegian Krone
SGD	–	Singapore Dollar

THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $117,182,075)	$119,234,429
Affiliated investment, at value (identified cost, $495,009)	495,068
Cash	961,285
Restricted cash*	540,615
Foreign currency, at value (identified cost, $4,575,057)	4,568,408
Dividends receivable	149,403
Receivable for investments sold	48,102
Receivable for variation margin on open financial futures contracts	25,977
Receivable for open forward foreign currency exchange contracts	610,882
Other assets	25,591
Total assets	$126,659,760

Liabilities
Payable for investments purchased	$1,396,810
Payable for open forward foreign currency exchange contracts	730,529
Payable to affiliates:
Investment adviser fee	105,810
Trustees’ fees	545
Accrued foreign capital gains taxes	55,621
Accrued expenses	202,283
Total liabilities	$2,491,598
Net Assets applicable to investors’ interest in Portfolio	$124,168,162

Sources of Net Assets
Investors’ capital	$122,166,134
Net unrealized appreciation	2,002,028
Total	$124,168,162

*	Represents restricted cash on deposit at the broker for open derivative contracts.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Dividends (net of foreign taxes, $268,151)	$2,473,619
Interest (net of foreign taxes, $21)	2,635
Interest allocated from/dividends from affiliated investment	19,058
Expenses allocated from affiliated investment	(694)
Total investment income	$2,494,618

Expenses
Investment adviser fee	$1,123,430
Trustees’ fees and expenses	6,176
Custodian fee	248,152
Legal and accounting services	58,935
Miscellaneous	19,115
Total expenses	$1,455,808

Net investment income	$1,038,810

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(9,787,941)
Investment transactions in/allocated from affiliated investment	306
Financial futures contracts	193,595
Foreign currency and forward foreign currency exchange contract transactions	(294,359)
Net realized loss	$(9,888,399)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $48,463)	$16,576,443
Investments — affiliated investment	59
Financial futures contracts	(218,609)
Foreign currency and forward foreign currency exchange contracts	70,227
Net change in unrealized appreciation (depreciation)	$16,428,120

Net realized and unrealized gain	$6,539,721

Net increase in net assets from operations	$7,578,531

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$1,038,810	$1,701,985
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(9,888,399)	(3,230,971)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	16,428,120	(14,200,847)
Net increase (decrease) in net assets from operations	$7,578,531	$(15,729,833)
Capital transactions —
Contributions	$18,232,704	$133,663,505
Withdrawals	(15,425,045)	(54,711,266)
Net increase in net assets from capital transactions	$2,807,659	$78,952,239

Net increase in net assets	$10,386,190	$63,222,406

Net Assets
At beginning of year	$113,781,972	$50,559,566
At end of year	$124,168,162	$113,781,972

27	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.30%	1.32%	1.63%
Net investment income (loss)	0.92%	1.61%	(0.19)%
Portfolio Turnover	40%	27%	112%

Total Return	5.75%	(14.05)%	1.10%

Net assets, end of year (000’s omitted)	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

28	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Global Macro Capital Opportunities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends,

29

Global Macro Capital Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2016, the Portfolio’s investment adviser fee

30

Global Macro Capital Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

amounted to $1,123,430 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $47,253,688 and $42,907,242, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$118,074,475

Gross unrealized appreciation	$13,732,023
Gross unrealized depreciation	(12,077,001)

Net unrealized appreciation	$1,655,022

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency transactions and accrued foreign capital gains taxes at October 31, 2016 on a federal income tax basis was $(250,013).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $730,529. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $317,976 at October 31, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or

31

Global Macro Capital Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$138,050	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	$610,882	(2)	$(730,529	)(3)

Total		$748,932		$(730,529)

Derivatives not subject to master netting or similar agreements		$138,050		$—

Total Derivatives subject to master netting or similar agreements		$610,882		$(730,529)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$311,713	$(311,713)	$—	$—	$—
Citibank, N.A.	59,398	—	—	—	59,398
JPMorgan Chase Bank, N.A.	2,766	—	—	—	2,766
Standard Chartered Bank	237,005	(237,005)	—	—	—

	$610,882	$(548,718)	$—	$—	$62,164

32

Global Macro Capital Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(332,486)	$311,713	$20,773	$—	$—
Standard Chartered Bank	(398,020)	237,005	47,996	—	(113,019)
UBS AG	(23)	—	—	—	(23)

	$(730,529)	$548,718	$68,769	$—	$(113,042)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$193,595	$(218,609)
Foreign Exchange	Forward foreign currency exchange contracts	(278,568)	20,370

Total		$(84,973)	$(198,239)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$8,767,000	$584,000	$49,346,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve

33

Global Macro Capital Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$4,027,970	$79,564,371	$0	$83,592,341
Developed Europe	—	154,277	—	154,277
Emerging Europe	6,669,765	7,082,588	—	13,752,353
Latin America	13,356,417	—	—	13,356,417
Middle East/Africa	94,723	6,704,694	—	6,799,417
North America	579,700	—	—	579,700

Total Common Stocks	$24,728,575	$93,505,930 **	$0	$118,234,505

Short-Term Investments —
U.S. Treasury Obligations	$—	$999,924	$—	$999,924
Other	—	495,068	—	495,068

Total Investments	$24,728,575	$95,000,922	$0	$119,729,497

Forward Foreign Currency Exchange Contracts	$—	$610,882	$—	$610,882
Futures Contracts	138,050	—	—	138,050

Total	$24,866,625	$95,611,804	$—	$120,478,429

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(730,529)	$—	$(730,529)

Total	$—	$(730,529)	$—	$(730,529)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

34

Global Macro Capital Opportunities Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Macro Capital Opportunities Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2016

35

Eaton Vance

Global Macro Capital Opportunities Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

36

Eaton Vance

Global Macro Capital Opportunities Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

37

Eaton Vance

Global Macro Capital Opportunities Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Eric A. Stein 1980	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Year Ended	10/31/15	10/31/16
Audit Fees	$30,900	$31,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$25,125	$24,000
All Other Fees(3)	$0	$0

Total	$56,025	$55,200

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Year Ended	10/31/15	10/31/16
Registrant	$25,125	$24,000
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 19, 2016

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 19, 2016